Quarterly Holdings Report
for

Fidelity® Series Investment Grade Securitized Fund

May 31, 2020

IGS-QTLY-0720
1.9891240.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 124.4%
	Principal Amount	Value
Fannie Mae - 21.6%
2.5% 5/1/31 to 10/1/37	2,190,845	2,288,469
3% 8/1/32 to 2/1/50	9,415,629	9,987,995
3.5% 7/1/34 to 2/1/50	7,128,603	7,679,915
4% 5/1/29 to 4/1/49	6,090,413	6,564,655
4.5% 12/1/48 to 9/1/49	6,899,280	7,535,048

TOTAL FANNIE MAE		34,056,082

Freddie Mac - 13.5%
2.5% 6/1/31 to 12/1/34	4,211,236	4,415,845
3% 12/1/32 to 4/1/35	1,229,829	1,301,748
3.5% 11/1/33 to 5/1/49	5,320,139	5,756,448
4% 5/1/38 to 9/1/48 (a)(b)	7,836,482	8,400,387
4.5% 10/1/39 to 12/1/48	1,342,045	1,491,887

TOTAL FREDDIE MAC		21,366,315

Ginnie Mae - 18.2%
2.5% 8/20/47	31,255	33,044
3% 2/20/50	496,398	535,393
3.5% 9/20/40 to 12/20/49	7,526,157	8,197,071
4% 10/20/40 to 5/20/49	14,598,843	15,746,584
4.5% 4/20/47 to 6/20/47	1,921,249	2,104,361
5% 4/20/48 to 6/20/48	1,957,361	2,153,338

TOTAL GINNIE MAE		28,769,791

Uniform Mortgage Backed Securities - 71.1%
2.5% 6/1/35 (c)	1,100,000	1,150,961
2.5% 6/1/35 (c)	1,200,000	1,255,594
2.5% 6/1/35 (c)	850,000	889,379
2.5% 6/1/35 (c)	1,000,000	1,046,328
2.5% 6/1/35 (c)	1,400,000	1,464,859
2.5% 6/1/35 (c)	50,000	52,316
2.5% 6/1/35 (c)	250,000	261,582
2.5% 6/1/35 (c)	550,000	575,480
2.5% 6/1/35 (c)	950,000	994,012
2.5% 6/1/35 (c)	300,000	313,898
2.5% 7/1/35 (c)	2,700,000	2,820,762
2.5% 6/1/50 (c)	1,300,000	1,348,496
2.5% 6/1/50 (c)	1,000,000	1,037,305
2.5% 6/1/50 (c)	250,000	259,326
2.5% 6/1/50 (c)	300,000	311,191
2.5% 6/1/50 (c)	1,600,000	1,659,688
2.5% 6/1/50 (c)	1,050,000	1,089,170
2.5% 6/1/50 (c)	1,050,000	1,089,170
2.5% 6/1/50 (c)	100,000	103,730
2.5% 6/1/50 (c)	1,100,000	1,141,035
2.5% 6/1/50 (c)	1,000,000	1,037,305
2.5% 6/1/50 (c)	5,000,000	5,186,524
2.5% 6/1/50 (c)	450,000	466,787
2.5% 6/1/50 (c)	450,000	466,787
2.5% 6/1/50 (c)	3,100,000	3,215,645
2.5% 7/1/50 (c)	5,000,000	5,171,680
3% 6/1/50 (c)	5,050,000	5,311,969
3% 6/1/50 (c)	1,250,000	1,314,844
3% 6/1/50 (c)	2,550,000	2,682,281
3% 6/1/50 (c)	1,050,000	1,104,469
3% 6/1/50 (c)	100,000	105,188
3% 6/1/50 (c)	1,400,000	1,472,625
3% 6/1/50 (c)	1,400,000	1,472,625
3% 6/1/50 (c)	450,000	473,344
3% 6/1/50 (c)	500,000	525,938
3% 6/1/50 (c)	550,000	578,531
3% 6/1/50 (c)	1,000,000	1,051,875
3% 7/1/50 (c)	2,200,000	2,308,883
3% 7/1/50 (c)	3,600,000	3,778,172
3.5% 6/1/50 (c)	1,100,000	1,160,543
3.5% 6/1/50 (c)	850,000	896,783
3.5% 6/1/50 (c)	600,000	633,023
3.5% 6/1/50 (c)	6,750,000	7,121,514
3.5% 6/1/50 (c)	350,000	369,264
3.5% 6/1/50 (c)	450,000	474,768
3.5% 6/1/50 (c)	2,100,000	2,215,582
3.5% 6/1/50 (c)	7,850,000	8,282,057
3.5% 6/1/50 (c)	400,000	422,016
3.5% 6/1/50 (c)	550,000	580,272
3.5% 6/1/50 (c)	400,000	422,016
3.5% 6/1/50 (c)	6,700,000	7,068,762
3.5% 6/1/50 (c)	4,500,000	4,747,676
3.5% 6/1/50 (c)	1,100,000	1,160,543
3.5% 6/1/50 (c)	800,000	844,031
3.5% 6/1/50 (c)	450,000	474,768
3.5% 6/1/50 (c)	450,000	474,768
3.5% 6/1/50 (c)	5,700,000	6,013,723
3.5% 6/1/50 (c)	4,500,000	4,747,676
4% 6/1/50 (c)	6,950,000	7,396,863

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		112,096,402

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $193,242,957)		196,288,590

Asset-Backed Securities - 2.5%
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (d)	$27,000	$27,070
Class A3, 2.3% 9/15/23 (d)	117,000	117,621
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)	359,408	358,052
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	116,414	118,639
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	340,471	338,576
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (d)	18,210	18,236
Series 2018-P3 Class A, 3.82% 1/15/26 (d)	54,402	54,229
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	511,133	501,046
Series 2019-P1 Class A, 2.94% 7/15/26 (d)	96,774	96,579
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (d)	159,189	160,084
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	105,046
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	50,000	50,168
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (d)(e)	200,000	201,249
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (d)	71,407	71,016
Series 2020-1A Class A, 2.24% 3/15/30 (d)	79,611	79,310
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	80,198	84,062
Nationstar HECM Loan Trust:
Series 2018-3A Class A 3.5545% 11/25/28 (d)	42,729	42,781
Series 2019-1A Class A, 2.6513% 6/25/29 (d)	178,028	177,830
Prosper Marketplace Issuance Trust:
Series 2019-2A Class A, 3.2% 9/15/25 (d)	463,025	461,921
Series 2019-3A Class A, 3.19% 7/15/25 (d)	206,359	204,717
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (d)	213,304	213,870
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (d)	80,146	80,304
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (d)	55,000	55,113
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)	154,347	162,222
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	75,128	78,410
Series 2019-1 Class A1, 3.75% 3/25/58 (d)	81,220	86,144
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (d)	1,043	1,041
TOTAL ASSET-BACKED SECURITIES
(Cost $3,929,365)		3,945,336

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 1.4%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (d)(e)(f)	104,323	103,817
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (d)(e)(f)	124,559	124,410
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (d)(e)(f)	152,000	151,721
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)	418,000	423,613
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (d)	68,896	68,746
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (d)	109,599	113,672
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (d)(e)(f)	950,000	949,167
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)	90,214	90,455
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (d)(e)(f)	161,000	160,568

TOTAL PRIVATE SPONSOR		2,186,169

U.S. Government Agency - 0.5%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	218,737	222,388
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	59,219	62,493
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	340,754	365,188
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	94,450	102,593

TOTAL U.S. GOVERNMENT AGENCY		752,662

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,904,181)		2,938,831

Commercial Mortgage Securities - 9.1%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	600,000	589,987
Class ANM, 3.112% 11/5/32 (d)	100,000	91,295
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	50,000	55,681
Series 2019-BN24 Class A3, 2.96% 11/15/62	200,000	216,164
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	32,767
Series 2019-B13 Class A4, 2.952% 8/15/57	400,000	431,723
Series 2020-B17 Class A5, 2.289% 3/15/53	200,000	204,546
Series 2019-B12 Class XA, 1.0675% 8/15/52 (e)(h)	969,971	62,793
Series 2019-B14 Class XA, 0.7902% 12/15/62 (e)(h)	1,209,836	59,178
Series 2020-B17 Class XA, 1.5424% 3/15/53 (e)(h)	2,099,801	189,213
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0596% 11/15/32 (d)(e)(f)	32,000	30,494
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.2713% 9/15/37 (d)(e)(f)	1,179,603	1,035,696
Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (d)(e)(f)	70,000	68,069
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (d)(e)(f)	103,000	94,733
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (d)(e)(f)	955,401	936,249
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (d)(e)(f)	100,000	94,986
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (d)(e)(f)	100,000	94,484
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (d)(e)(f)	139,398	134,206
Citigroup Commercial Mortgage Trust sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	427,923
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (d)(e)(f)	1,800,000	1,758,271
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	97,511
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31 (d)(e)(f)	1,725,000	1,592,592
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2736% 10/15/31 (d)(e)(f)	1,200,000	1,130,271
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	100,000	102,201
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	288,764	299,153
Series 2013-C14 Class A/S, 4.4093% 8/15/46	100,000	104,383
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2013-C13 Class ASB, 3.4137% 1/15/46	337,195	345,881
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (d)	500,000	501,666
Morgan Stanley BAML Trust sequential payer Series 2014-C19 Class ASB, 3.326% 12/15/47	1,562,030	1,617,545
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (d)(e)(f)	32,000	30,635
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(e)(f)	1,000,000	953,612
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	279,000	265,313
Series 2019-MEAD Class B, 3.1771% 11/10/36 (d)	26,000	24,463
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (d)(e)(f)	7,283	6,887
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (d)(e)(f)	100,000	89,593
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (d)(e)(f)	100,000	87,152
UBS Commercial Mortgage Trust sequential payer Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	319,370
Wells Fargo Commercial Mortgage Trust sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	208,017
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,867,565)		14,384,703
	Shares	Value

Money Market Funds - 29.9%
Fidelity Cash Central Fund 0.11% (i)
(Cost $47,123,589)	47,113,242	47,122,664

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.765% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	$17,771
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	3,400,000	33,603
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	10,929
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	13,115
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	7,098

TOTAL PUT OPTIONS			82,516

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.765% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	22,240
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	3,400,000	181,233
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	58,802
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	31,517
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	27,360

TOTAL CALL OPTIONS			321,152

TOTAL PURCHASED SWAPTIONS
(Cost $392,648)			403,668
TOTAL INVESTMENT IN SECURITIES - 168.0%
(Cost $262,460,305)			265,083,792
NET OTHER ASSETS (LIABILITIES) - (68.0)%			(107,323,596)
NET ASSETS - 100%			$157,760,196

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(1,350,000)	$(1,412,543)
2.5% 6/1/35	(550,000)	(575,480)
2.5% 6/1/35	(850,000)	(889,379)
2.5% 6/1/35	(1,550,000)	(1,621,809)
2.5% 6/1/35	(1,300,000)	(1,360,227)
2.5% 6/1/35	(250,000)	(261,582)
2.5% 6/1/35	(550,000)	(575,480)
2.5% 6/1/35	(950,000)	(994,012)
2.5% 6/1/35	(300,000)	(313,898)
2.5% 7/1/35	(50,000)	(52,236)
2.5% 6/1/50	(5,000,000)	(5,186,524)
3% 6/1/50	(1,400,000)	(1,472,625)
3% 6/1/50	(300,000)	(315,563)
3% 6/1/50	(300,000)	(315,563)
3% 6/1/50	(1,800,000)	(1,893,375)
3% 6/1/50	(400,000)	(420,750)
3% 6/1/50	(2,200,000)	(2,314,125)
3% 6/1/50	(3,600,000)	(3,786,749)
TOTAL TBA SALE COMMITMENTS
(Proceeds $23,742,439)		$(23,761,920)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	$(11,108)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	1,000,000	(18,883)

TOTAL PUT SWAPTIONS			(29,991)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	(69,275)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	1,000,000	(35,137)

TOTAL CALL SWAPTIONS			(104,412)

TOTAL WRITTEN SWAPTIONS			$(134,403)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	26	Sept. 2020	$4,637,750	$(7,962)	$(7,962)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	53	Sept. 2020	7,370,313	(10,197)	(10,197)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	114	Sept. 2020	25,176,188	(3,786)	(3,786)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	Sept. 2020	628,125	(830)	(830)
TOTAL SOLD FUTURES					(14,813)
TOTAL FUTURES CONTRACTS					$(22,775)

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

The notional amount of futures sold as a percentage of Net Assets is 21.0%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$80,000	$767	$(896)	$(129)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,000,000	19,163	(14,184)	4,979

TOTAL CREDIT DEFAULT SWAPS						$19,930	$(15,080)	$4,850

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$8,640,000	$21,705	$0	$21,705
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	840,000	2,911	0	2,911
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2030	1,430,000	(13,585)	0	(13,585)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2050	10,000	(309)	0	(309)

TOTAL INTEREST RATE SWAPS							$10,722	$0	$10,722

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $162,847.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $82,877.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,773,064 or 10.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,944
Total	$120,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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